Investments (Tables)	12 Months Ended
Apr. 25, 2014
Text Block [Abstract]
Information Regarding Short-term and Long-term Investments

Information regarding the Company’s investments at April 25, 2014 is as follows:

(in millions)	Cost	Unrealized Gains	Unrealized Losses	Fair Value
Available-for-sale securities:
Corporate debt securities	$5,504	$55	$(17)	$5,542
Auction rate securities	109	—	(12)	97
Mortgage-backed securities	1,337	7	(8)	1,336
U.S. government and agency securities	3,138	7	(29)	3,116
Foreign government and agency securities	67	—	—	67
Certificates of deposit	54	—	—	54
Other asset-backed securities	540	2	—	542
Debt funds	2,143	9	(29)	2,123
Marketable equity securities	47	15	(13)	49
Trading securities:
Exchange-traded funds	54	13	—	67
Cost method, equity method, and other investments	666	—	—	NA

Total investments	$13,659	$108	$(108)	$12,993

Information regarding the Company’s investments at April 26, 2013 is as follows:

(in millions)	Cost	Unrealized Gains	Unrealized Losses	Fair Value
Available-for-sale securities:
Corporate debt securities	$4,587	$78	$(4)	$4,661
Auction rate securities	118	—	(15)	103
Mortgage-backed securities	1,050	8	(5)	1,053
U.S. government and agency securities	3,882	17	(1)	3,898
Foreign government and agency securities	38	—	—	38
Certificates of deposit	6	—	—	6
Other asset-backed securities	539	2	—	541
Marketable equity securities	82	75	(2)	155
Trading securities:
Exchange-traded funds	45	5	—	50
Cost method, equity method, and other investments	549	—	—	NA

Total investments	$10,896	$185	$(27)	$10,505

Information Regarding Available-for-sale and Trading Securities

Information regarding the Company’s consolidated balance sheets presentation at April 25, 2014 and April 26, 2013 is as follows:

	April 25, 2014		April 26, 2013
(in millions)	Investments	Other Assets	Investments	Other Assets
Available-for-sale securities	$12,771	$155	$10,161	$294
Trading securities	67	—	50	—
Cost method, equity method, and other investments	—	666	—	549

Total	$12,838	$821	$10,211	$843

Gross Unrealized Losses and Fair Values of Available-for-sale Securities that Have Been in a Continuous Unrealized Loss Position Deemed to be Temporary for Less than 12 Months and for More than 12 months, Aggregated by Investment Category

The following tables show the gross unrealized losses and fair values of the Company’s available-for-sale securities that have been in a continuous unrealized loss position deemed to be temporary, aggregated by investment category as of April 25, 2014 and April 26, 2013:

	April 25, 2014
	Less than 12 Months		More than 12 Months
(in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$1,601	$(14)	$50	$(3)
Auction rate securities	—	—	97	(12)
Mortgage-backed securities	682	(7)	28	(1)
U.S. government and agency securities	1,500	(27)	46	(2)
Debt funds	1,224	(29)	—	—
Marketable equity securities	25	(13)	—	—

Total	$5,032	$(90)	$221	$(18)

	April 26, 2013
	Less than 12 Months		More than 12 Months
(in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$544	$(1)	$13	$(3)
Auction rate securities	—	—	103	(15)
Mortgage-backed securities	195	(1)	44	(4)
U.S. government and agency securities	291	(1)	—	—
Marketable equity securities	14	(2)	—	—

Total	$1,044	$(5)	$160	$(22)

Activity Related to Short-term and Long-term Investment Portfolio

Activity related to the Company’s investment portfolio is as follows:

	Fiscal Year
	2014		2013		2012
(in millions)	Debt (a)	Equity (b)	Debt (a)	Equity (b)	Debt (a)	Equity (b) (c)
Proceeds from sales	$7,991	$120	$10,350	$161	$7,675	$113

Gross realized gains	$15	$69	$59	$94	$52	$93

Gross realized losses	$(12)	$—	$(17)	$—	$(16)	$—

Impairment losses recognized	$(1)	$(9)	$—	$(21)	$(2)	$(10)

(a)	Includes available-for-sale debt securities.

(b)	Includes marketable equity securities, cost method, equity method, exchange-traded funds, and other investments.

(c)	As a result of the Salient and PEAK acquisitions that occurred during fiscal year 2012, the Company recognized a non-cash gain of $38 million on its previously-held minority investments.

Schedule of Available-for-sale Securities Contractual Maturities

The April 25, 2014 balance of available-for-sale debt securities, excluding debt funds which have no single maturity date, by contractual maturity is shown in the following table. Within the table, maturities of mortgage-backed securities have been allocated based upon timing of estimated cash flows, assuming no change in the current interest rate environment. Actual maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(in millions)	April 25, 2014
Due in one year or less	$1,412
Due after one year through five years	6,368
Due after five years through 10 years	2,859
Due after 10 years	115

Total debt securities	$10,754